Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	September 30, 2018	December 31, 2017
	$	$
Revolving Credit Facilities due through 2022	465,763	539,735
Term Loans due through 2021	348,946	423,512
Total principal	814,709	963,247
Less: unamortized discount and debt issuance costs	(7,631)	(10,945)
Total debt	807,078	952,302
Less: current portion	(103,843)	(166,745)
Non-current portion of long-term debt	703,235	785,557